SHARE-BASED COMPENSATION - SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected volatility, minimum	73.90%	73.50%
Expected volatility, maximum	91.50%	76.50%
Risk-free interest rate, minimum	3.50%	1.60%
Risk-free interest rate, maximum	4.80%	4.30%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected term (in years)	5 years 3 months 18 days	5 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days